UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CAPITAL GROWTH FUND
APRIL 30, 2012

                                                                      (Form N-Q)

48491-0612                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CAPITAL GROWTH FUND
April 30, 2012 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EQUITY SECURITIES (98.4%)

            COMMON STOCKS (96.6%)

            CONSUMER DISCRETIONARY (10.8%)
            ------------------------------
            APPAREL RETAIL (0.8%)
  345,499   Mr. Price Group Ltd.                                      $    4,676
                                                                      ----------
            AUTOMOBILE MANUFACTURERS (2.8%)
  109,078   Daimler AG                                                     6,030
   15,862   Hyundai Motor Co. Ltd.                                         3,769
   68,450   KIA Motors Corp.                                               5,051
  200,200   Nissan Motor Co. Ltd.(a)                                       2,075
                                                                      ----------
                                                                          16,925
                                                                      ----------
            BROADCASTING (1.0%)
4,754,536   ITV plc                                                        6,458
                                                                      ----------
            CABLE & SATELLITE (1.5%)
   63,200   Comcast Corp. "A"                                              1,917
   71,300   DIRECTV "A"*                                                   3,513
   47,100   Time Warner Cable, Inc.                                        3,789
                                                                      ----------
                                                                           9,219
                                                                      ----------
            CASINOS & GAMING (0.3%)
1,382,500   Resorts World Berhad                                           1,754
                                                                      ----------
            DEPARTMENT STORES (1.7%)
  100,200   Macy's, Inc.                                                   4,110
   50,707   Next plc                                                       2,410
  664,397   Woolworths Holdings Ltd.                                       4,155
                                                                      ----------
                                                                          10,675
                                                                      ----------
            GENERAL MERCHANDISE STORES (0.4%)
   63,000   Big Lots, Inc.*                                                2,308
                                                                      ----------
            PHOTOGRAPHIC PRODUCTS (0.8%)
  169,700   Nikon Corp.(a)                                                 5,034
                                                                      ----------
            RESTAURANTS (0.7%)
  128,700   Brinker International, Inc.                                    4,050
                                                                      ----------
            TIRES & RUBBER (0.8%)
   36,956   Nokian Renkaat Oyj                                             1,753
  221,700   Sumitomo Rubber Industries Ltd.(a)                             3,058
                                                                      ----------
                                                                           4,811
                                                                      ----------
            Total Consumer Discretionary                                  65,910
                                                                      ----------
            CONSUMER STAPLES (9.3%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
   54,500   Archer-Daniels-Midland Co.                                     1,680
                                                                      ----------

================================================================================

1  | USAA Capital Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            BREWERS (0.9%)
   62,489   Heineken Holding N.V.                                     $    2,893
   62,100   Molson Coors Brewing Co. "B"                                   2,582
                                                                      ----------
                                                                           5,475
                                                                      ----------
            DISTILLERS & VINTNERS (0.7%)
  195,700   Constellation Brands, Inc. "A"*                                4,227
                                                                      ----------
            FOOD RETAIL (2.7%)
   77,800   FamilyMart Co.(a)                                              3,460
   48,100   Harris Teeter Supermarkets, Inc.                               1,826
  216,132   Koninklijke Ahold N.V.                                         2,741
  156,500   Kroger Co.                                                     3,642
  234,800   Safeway, Inc.                                                  4,774
                                                                      ----------
                                                                          16,443
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (0.7%)
  818,470   Distribuidora Internacional*                                   3,922
                                                                      ----------
            PACKAGED FOODS & MEAT (2.8%)
   58,400   Campbell Soup Co.                                              1,976
   72,867   DANONE S.A.                                                    5,126
  150,000   Smithfield Foods, Inc.*                                        3,144
  122,593   Suedzucker AG                                                  3,732
  164,100   Tyson Foods, Inc. "A"                                          2,995
                                                                      ----------
                                                                          16,973
                                                                      ----------
            PERSONAL PRODUCTS (0.4%)
   95,500   Kao Corp.(a)                                                   2,558
                                                                      ----------
            TOBACCO (0.8%)
   39,247   British American Tobacco plc                                   2,012
   74,139   Imperial Tobacco Group plc                                     2,965
                                                                      ----------
                                                                           4,977
                                                                      ----------
            Total Consumer Staples                                        56,255
                                                                      ----------
            ENERGY (11.6%)
            --------------
            COAL & CONSUMABLE FUELS (0.6%)
  556,000   China Shenhua Energy Co. Ltd. "H"*                             2,469
  538,000   Yanzhou Coal Mining Co. Ltd. "H"*                              1,124
                                                                      ----------
                                                                           3,593
                                                                      ----------
            INTEGRATED OIL & GAS (8.1%)
   53,111   BG Group plc                                                   1,250
  575,170   BP plc                                                         4,154
   92,800   Chevron Corp.                                                  9,889
2,008,000   China Petroleum and Chemical Corp. "H"                         2,164
   46,800   ConocoPhillips                                                 3,352
  136,800   Exxon Mobil Corp.                                             11,811
   47,000   Husky Energy, Inc.                                             1,226
   41,603   Lukoil OAO ADR                                                 2,552
   66,200   Murphy Oil Corp.                                               3,639
  100,702   Repsol YPF S.A.                                                1,926
  273,569   Rosneft Oil Co. OJSC GDR*                                      1,952
   94,160   Statoil ASA                                                    2,514
   90,200   Suncor Energy, Inc.                                            2,980
                                                                      ----------
                                                                          49,409
                                                                      ----------
            OIL & GAS DRILLING (0.3%)
  140,000   Ensign Energy Services, Inc.                                   2,024
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.8%)
   29,400   Apache Corp.                                                   2,821

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   65,200   Marathon Oil Corp.                                        $    1,913
                                                                      ----------
                                                                           4,734
                                                                      ----------
            OIL & GAS REFINING & MARKETING (1.8%)
  455,200   JX Holdings, Inc.(a)                                           2,590
  246,000   TonenGeneral Sekiyu K.K.(a)                                    2,304
  239,000   Valero Energy Corp.                                            5,903
                                                                      ----------
                                                                          10,797
                                                                      ----------
            Total Energy                                                  70,557
                                                                      ----------
            FINANCIALS (19.3%)
            ------------------
            CONSUMER FINANCE (0.5%)
   81,800   Discover Financial Services                                    2,773
                                                                      ----------
            DIVERSIFIED BANKS (8.4%)
   94,877   Australia and New Zealand Banking Group Ltd.                   2,364
  359,200   Bangkok Bank Public Co. Ltd. NVDR                              2,231
9,278,000   Bank of China Ltd. "H"                                         3,886
   39,200   Bank of Nova Scotia                                            2,175
5,021,000   China Construction Bank Corp. "H"                              3,915
   70,893   Commonwealth Bank of Australia                                 3,839
  210,964   HSBC Holdings plc                                              1,901
6,758,000   Industrial and Commercial Bank of China Ltd. "H"               4,503
  100,000   Kasikornbank Public Co. Ltd.                                     530
  581,800   Kasikornbank Public Co. Ltd. NVDR                              3,093
  641,500   Mitsubishi UFJ Financial Group, Inc.(a)                        3,076
  113,448   National Australia Bank Ltd.                                   2,982
   36,400   National Bank of Canada                                        2,841
  125,308   Nedbank Group Ltd.                                             2,732
1,079,000   Sumitomo Mitsui Trust Holdings, Inc.(a)                        3,159
  132,600   U.S. Bancorp                                                   4,266
  105,400   Wells Fargo & Co.                                              3,524
                                                                      ----------
                                                                          51,017
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (0.5%)
  464,041   ICAP plc                                                       2,860
                                                                      ----------
            LIFE & HEALTH INSURANCE (2.4%)
   57,500   AFLAC, Inc.                                                    2,590
   94,800   Lincoln National Corp.                                         2,348
   52,800   MetLife, Inc.                                                  1,902
  168,300   Protective Life Corp.                                          4,925
   46,100   Prudential Financial, Inc.                                     2,791
                                                                      ----------
                                                                          14,556
                                                                      ----------
            MULTI-LINE INSURANCE (0.7%)
  113,100   Assurant, Inc.                                                 4,562
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
  109,700   JPMorgan Chase & Co.                                           4,715
   29,690   ORIX Corp.(a)                                                  2,828
  234,970   Pohjola Bank plc "A"                                           2,528
                                                                      ----------
                                                                          10,071
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (1.4%)
  180,855   Admiral Group                                                  3,555
2,614,000   PICC Property and Casualty Co. Ltd "H"                         3,278
  124,189   QBE Insurance Group Ltd.                                       1,791
                                                                      ----------
                                                                           8,624
                                                                      ----------
            REGIONAL BANKS (0.6%)
  698,000   Gunma Bank Ltd.(a)                                             3,532
                                                                      ----------
            REINSURANCE (1.9%)
   85,154   Hannover Rueckversicherungs                                    5,147

================================================================================

3  | USAA Capital Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  112,832   Reinsurance Group of America, Inc. "A"                    $    6,560
                                                                      ----------
                                                                          11,707
                                                                      ----------
            SPECIALIZED FINANCE (1.2%)
  198,927   London Stock Exchange Group plc                                3,512
  155,300   NASDAQ OMX Group, Inc.*                                        3,816
                                                                      ----------
                                                                           7,328
                                                                      ----------
            Total Financials                                             117,030
                                                                      ----------
            HEALTH CARE (8.4%)
            ------------------
            BIOTECHNOLOGY (0.9%)
   27,500   Celgene Corp.*                                                 2,005
   78,100   United Therapeutics Corp.*                                     3,417
                                                                      ----------
                                                                           5,422
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (1.9%)
   70,400   AmerisourceBergen Corp.                                        2,619
  138,700   Cardinal Health, Inc.                                          5,863
   33,300   McKesson Corp.                                                 3,044
                                                                      ----------
                                                                          11,526
                                                                      ----------
            HEALTH CARE FACILITIES (0.5%)
  113,300   Community Health Systems, Inc.*                                2,758
                                                                      ----------
            HEALTH CARE SERVICES (0.3%)
   35,964   Express Scripts, Inc.*                                         2,006
                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.4%)
   98,900   PerkinElmer, Inc.                                              2,730
                                                                      ----------
            MANAGED HEALTH CARE (2.0%)
   73,500   Aetna, Inc.                                                    3,237
   83,600   CIGNA Corp.                                                    3,865
   92,200   UnitedHealth Group, Inc.                                       5,177
                                                                      ----------
                                                                          12,279
                                                                      ----------
            PHARMACEUTICALS (2.4%)
  115,321   AstraZeneca plc                                                5,052
   96,600   Endo Pharmaceuticals Holdings, Inc.*                           3,395
  103,989   GlaxoSmithKline plc                                            2,405
   10,565   H Lundbeck A/S                                                   211
  172,462   Orion Oyj "B"                                                  3,518
                                                                      ----------
                                                                          14,581
                                                                      ----------
            Total Health Care                                             51,302
                                                                      ----------
            INDUSTRIALS (10.1%)
            -------------------
            AEROSPACE & DEFENSE (0.8%)
  967,424   BAE Systems plc                                                4,635
                                                                      ----------
            AIR FREIGHT & LOGISTICS (0.6%)
   91,742   Deutsche Post AG                                               1,713
  373,461   Toll Holdings Ltd.                                             2,280
                                                                      ----------
                                                                           3,993
                                                                      ----------
            AIRLINES (0.6%)
  334,400   Delta Air Lines, Inc.*                                         3,665
                                                                      ----------
            COMMERCIAL PRINTING (0.3%)
  170,500   R.R. Donnelley & Sons Co.                                      2,133
                                                                      ----------
            CONSTRUCTION & ENGINEERING (0.6%)
  112,600   Shaw Group, Inc.*                                              3,408
                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
  199,365   Fiat Industrial SpA                                       $    2,262
                                                                      ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
  122,100   Covanta Holding Corp.                                          1,960
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (2.4%)
  131,800   Alfa, S.A.B. de C.V. "A"                                       1,885
  234,300   General Electric Co.                                           4,588
   63,200   Jardine Matheson Holdings Ltd.                                 3,138
   17,174   SK Holdings Co. Ltd.                                           1,846
   45,907   Wendel                                                         3,435
                                                                      ----------
                                                                          14,892
                                                                      ----------
            INDUSTRIAL MACHINERY (2.1%)
   86,586   Andritz AG                                                     4,532
   51,400   Eaton Corp.                                                    2,476
   64,865   Metso Corp.                                                    2,782
   31,500   Parker-Hannifin Corp.                                          2,762
                                                                      ----------
                                                                          12,552
                                                                      ----------
            OFFICE SERVICES & SUPPLIES (0.0%)
    1,124   Societe BIC S.A.                                                 124
                                                                      ----------
            RAILROADS (0.4%)
      275   Central Japan Railway Co.(a)                                   2,280
                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (1.1%)
  526,000   Marubeni Corp.(a)                                              3,639
1,705,300   Sojitz Corp.(a)                                                2,883
                                                                      ----------
                                                                           6,522
                                                                      ----------
            TRUCKING (0.5%)
   58,308   Ryder System, Inc.                                             2,841
                                                                      ----------
            Total Industrials                                             61,267
                                                                      ----------
            INFORMATION TECHNOLOGY (13.3%)
            ------------------------------
            COMMUNICATIONS EQUIPMENT (1.2%)
  349,400   Cisco Systems, Inc.                                            7,041
                                                                      ----------
            COMPUTER HARDWARE (4.2%)
   27,200   Apple, Inc.*                                                  15,891
  308,700   Dell, Inc.*                                                    5,053
  185,400   Hewlett-Packard Co.                                            4,591
                                                                      ----------
                                                                          25,535
                                                                      ----------
            ELECTRONIC MANUFACTURING SERVICES (0.5%)
  475,700   Flextronics International Ltd.*                                3,168
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.6%)
   32,300   Accenture plc "A"                                              2,098
   72,400   Nomura Research, Inc.(a)                                       1,659
                                                                      ----------
                                                                           3,757
                                                                      ----------
            OFFICE ELECTRONICS (0.6%)
   58,452   Neopost S.A.                                                   3,361
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT (0.4%)
  222,000   Applied Materials, Inc.                                        2,662
                                                                      ----------
            SEMICONDUCTORS (2.9%)
  431,900   Intel Corp.                                                   12,266
    4,488   Samsung Electronics Co. Ltd.                                   5,520
                                                                      ----------
                                                                          17,786
                                                                      ----------

================================================================================

5  | USAA Capital Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            SYSTEMS SOFTWARE (2.9%)
  445,391   Microsoft Corp.                                           $   14,261
  195,800   Symantec Corp.*                                                3,235
                                                                      ----------
                                                                          17,496
                                                                      ----------
            Total Information Technology                                  80,806
                                                                      ----------
            MATERIALS (6.3%)
            ----------------
            COMMODITY CHEMICALS (0.5%)
   34,034   Arkema, Inc.                                                   3,014
                                                                      ----------
            CONSTRUCTION MATERIALS (0.6%)
1,464,000   Taiheiyo Cement Corp.(a)                                       3,485
                                                                      ----------
            DIVERSIFIED CHEMICALS (0.8%)
   56,600   BASF SE                                                        4,660
                                                                      ----------
            DIVERSIFIED METALS & MINING (2.2%)
  179,660   BHP Billiton plc                                               5,757
1,707,578   Grupo Mexico S.A.B. de C.V. "B"                                5,263
  112,728   Iluka Resources Ltd.                                           1,997
                                                                      ----------
                                                                          13,017
                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
   13,500   CF Industries Holdings, Inc.                                   2,606
                                                                      ----------
            GOLD (0.5%)
   38,800   Barrick Gold Corp.                                             1,569
  123,200   IAMGOLD Corp.                                                  1,528
                                                                      ----------
                                                                           3,097
                                                                      ----------
            PAPER PRODUCTS (0.4%)
  282,141   Mondi plc                                                      2,617
                                                                      ----------
            PRECIOUS METALS & MINERALS (0.3%)
   99,200   Pan American Silver Corp.                                      1,929
                                                                      ----------
            STEEL (0.6%)
   71,900   Ternium S.A. ADR                                               1,706
   60,178   Voestalpine AG                                                 1,948
                                                                      ----------
                                                                           3,654
                                                                      ----------
            Total Materials                                               38,079
                                                                      ----------
            TELECOMMUNICATION SERVICES (3.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
1,237,403   BT Group plc                                                   4,233
   58,800   Nippon Telegraph & Telephone Corp.(a)                          2,661
1,743,015   Telecom Italia S.p.A.*                                         1,981
                                                                      ----------
                                                                           8,875
                                                                      ----------
            WIRELESS TELECOMMUNICATION SERVICES (2.4%)
  183,300   America Movil S.A.B. de C.V. ADR "L"                           4,885
      496   KDDI Corp.(a)                                                  3,245
  228,900   Mobile TeleSystems ADR                                         4,477
   78,000   SoftBank Corp.(a)                                              2,327
                                                                      ----------
                                                                          14,934
                                                                      ----------
            Total Telecommunication Services                              23,809
                                                                      ----------
            UTILITIES (3.6%)
            ----------------
            ELECTRIC UTILITIES (1.3%)
   63,700   American Electric Power Co., Inc.                              2,474
  892,345   EDP-Energias de Portugal                                       2,551

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   66,436   Red Electrica de Espana                                   $    2,893
                                                                      ----------
                                                                           7,918
                                                                      ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
  273,972   Drax Group plc                                                 2,414
                                                                      ----------
            MULTI-UTILITIES (1.5%)
   92,600   CMS Energy Corp.                                               2,129
   42,600   DTE Energy Co.                                                 2,402
  200,597   Gaz de France S.A.                                             4,617
                                                                      ----------
                                                                           9,148
                                                                      ----------
            WATER UTILITIES (0.4%)
   55,400   Companhia de Saneamento Basico do Estado de Sao Paulo          2,175
                                                                      ----------
            Total Utilities                                               21,655
                                                                      ----------
            Total Common Stocks (cost: $533,725)                         586,670
                                                                      ----------

            PREFERRED SECURITIES (1.8%)

            ENERGY (0.5%)
            -------------
            INTEGRATED OIL & GAS (0.5%)
  125,600   Petroleo Brasileiro S.A. ADR                                   2,783
                                                                      ----------
            Total Energy                                                   2,783
                                                                      ----------
            FINANCIALS (0.2%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
   97,600   Banco Itau Holding Financeira S.A.                             1,536
                                                                      ----------
            Total Financials                                               1,536
                                                                      ----------
            MATERIALS (0.6%)
            ----------------
            STEEL (0.6%)
  179,000   Vale S.A. "A"                                                  3,893
                                                                      ----------
            Total Materials                                                3,893
                                                                      ----------
            UTILITIES (0.5%)
            ----------------
            ELECTRIC UTILITIES (0.5%)
  111,700   Companhia Paranaense de Energia-Copel                          2,830
                                                                      ----------
            Total Utilities                                                2,830
                                                                      ----------
            Total Preferred Securities (cost: $12,195)                    11,042
                                                                      ----------
            Total Equity Securities (cost: $545,920)                     597,712
                                                                      ----------

            MONEY MARKET INSTRUMENTS (1.1%)

            MONEY MARKET FUNDS (1.1%)
6,751,010   State Street Institutional Liquid Reserve Fund,
             0.21% (b)(cost: $6,751)                                       6,751
                                                                      ----------

            TOTAL INVESTMENTS (COST: $552,671)                        $  604,463
                                                                      ==========

================================================================================

7  | USAA Capital Growth Fund

================================================================================

                                                                                           UNREALIZED
NUMBER OF                                    FORWARD CURRENCY  SETTLEMENT    CONTRACT    (DEPRECIATION)
CONTRACTS        COUNTERPARTY                CONTRACTS            DATE      VALUE (000)      (000)
-------------------------------------------------------------------------------------------------------

                                               CONTRACTS TO SELL (0.0%)
  6,164,000 State Street Bank and Trust Co.  Euro Currency      5/18/2012     8,160                (106)
 76,232,000 State Street Bank and Trust Co.  Japanese Yen       5/07/2012       955                  (7)
439,436,000 State Street Bank and Trust Co.  Japanese Yen       5/18/2012     5,504                 (38)
                                                                            ---------------------------
                                            RECEIVABLE AMOUNT ($14,468)     $14,619               $(151)
                                                                            ===========================

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)
                                         QUOTED PRICES     (LEVEL 2)
                                           IN ACTIVE         OTHER           (LEVEL 3)
                                            MARKETS       SIGNIFICANT       SIGNIFICANT
                                         FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                      ASSETS           INPUTS           INPUTS               TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $     530,817    $    55,853      $         --     $    586,670
  Preferred Securities                          11,042             --                --           11,042
Money Market Instruments:
  Money Market Funds                             6,751             --                --            6,751
--------------------------------------------------------------------------------------------------------
TOTAL                                    $     548,610    $    55,853      $         --     $    604,463
--------------------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------------
Forward Currency Contracts To Sell*      $        (151)   $        --      $         --     $       (151)
--------------------------------------------------------------------------------------------------------

* Forward currency contracts are valued at the unrealized (depreciation) of the contract.

For the period of August 1, 2011, through April 30, 2012, common stocks with a fair value of $37,627,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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                                                   Portfolio of Investments |  8

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Asset Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

9  | USAA Capital Growth Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FORWARD CURRENCY CONTRACTS -- The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of April 30, 2012.

F. As of April 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2012, were $74,900,000 and $23,108,000, respectively, resulting in net unrealized appreciation of $51,792,000.

================================================================================

11  | USAA Capital Growth Fund

================================================================================

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $607,743,000 at April 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 53.5% of net assets at April 30, 2012.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

SPECIFIC NOTES

(a) Security was fair valued at April 30, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Rate represents the money market fund annualized seven-day yield at April 30, 2012.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  12




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/22/12
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ R. MATTHEW FREUND
         -----------------------------------------------------
         Signature and Title:  R. Matthew Freund, Senior Vice-President

Date:     06/27/12
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/26/12
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.